Loan Receivables - Summary of Movement of Allowance for Credit Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	¥ (28,665)	¥ (28,195)	¥ (28,615)
Reversals/(provisions)	(167)	(470)	420
Write-off	26,195
Balance at end of year	(3,949)	¥ (28,665)	¥ (28,195)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at end of year	¥ (1,312)